Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net earnings	$ 3,666.6	$ 37.4
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	(199.5)	(139.7)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(75.1)	72.2
Items that may be subsequently reclassified to net earnings before reclassification adjustments	(227.4)	(181.3)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earningset of tax	6.7	114.4
Net unrealized foreign currency translation (gains) losses on associates reclassified to net earnings	(45.2)	69.5
Items that may be subsequently reclassified to net earnings	(265.9)	2.6
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	88.2	(67.5)
Share of net gains (losses) on defined benefit plans of associates	67.0	(51.1)
Other	13.8
Items that will not be subsequently reclassified to net earnings	169.0	(118.6)
Other comprehensive income (loss), net of income taxes	(96.9)	(116.0)
Comprehensive income (loss)	3,569.7	(78.6)
Attributable to:
Shareholders of Fairfax	3,377.6	103.0
Non-controlling interests	192.1	(181.6)
Comprehensive income (loss)	3,569.7	(78.6)
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	5.2	10.8
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	12.7	(10.0)
Income tax on items that may be reclassified to net earnings	17.9	0.8
Net unrealized foreign currency translation (gains) losses on foreign subsidiaries reclassified to net earnings (loss)		0.1
Income tax on items that may be subsequently reclassified to net earnings	17.9	0.9
Income tax on items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	(27.4)	20.8
Share of net gains (losses) on defined benefit plans of associates	(12.8)	5.3
Income tax on items that will not be subsequently reclassified to net earnings	(40.2)	26.1
Total income tax (expense) recovery included in other comprehensive income (loss)	(22.3)	27.0
Canada
Statement [Line Items]
Net earnings	667.2	91.6
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	(16.7)	(38.0)
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ 63.9	$ (75.8)